SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
25. SUBSEQUENT EVENTS

COSAN CORPORATE

INCORPORATION OF COSAN OITO S.A.

On January 8, 2025, the Company completed the process of incorporating Cosan Oito, after obtaining the necessary regulatory approvals. All assets, rights and obligations of this subsidiary were fully transferred for the Company.

PARTIAL DISPOSAL OF INVESTMENT IN VALE

On January 16, 2025, Cosan sold 173,073,795 common shares of Vale, corresponding to 4.05% of the associate's share capital, for R$9,050,029. The Company kept 4,268,720 common shares, corresponding to 0.10% of the associate's share capital.

EARLY REDEMPTION OF DEBENTURES

On January 22, 2025, the Company requested the optional early redemption of the 1st Series of the 3rd Issue of Simple Debentures, non-convertible into Shares, unsecured, with original maturity in 2028, in the total amount of R$750,000 (to be increased by the remuneration calculated pro rata temporis from the date of the last payment of the remuneration until the date of the actual payment and the premium).

EARLY CALL – BOND 2027

On January 29, 2025, the Company announced to the market that it had decided to exercise the early call clause related to the Bonds maturing in January 2027. The exercise date for the full redemption, in the amount of U.S.$392,000 thousand, will be March 14, 2025 at the face value of the bonds.

TENDER OFFERS - BONDS 2029, 2030 AND 2031

During the first quarter of 2025, the Company made partial repurchases (tender offers) of the securities issued by Cosan Luxembourg S.A. (“Cosan Lux”), specifically the 2029, 2030 and 2031 Bonds and the 5th and 6th Debenture issues as detailed in the table below:

Notes	Added value of principal	Added value paid in the repurchase	Interest paid	Premium	Gain/Loss

5.50% Senior notes - 2029	1,347,741	1,228,072	30,487	67,135	52,534
7.50% Senior notes -2030	1,568,974	1,541,476	16,842	78,522	(51,024)
7.25% Senior notes - 2031	1,594,064	1,544,299	16,798	79,604	(29,839)
5th e 6th Debentures	1,152,469	1,152,469	52,384	(17,714)	(17,714)

RECTIFICATION OF DIVIDENDS COSAN NOVE

On February 12, 2025, the shareholders approved the rectification of dividends mentioned at the Annual General Meeting held on November 27, 2024, in the amount of R$40,000 to R$371,000 and on February 28, 2025, it carried out the financial settlement for the shareholder holding the preferred shares in the amount of R$331,000.

EARLY REDEMPTION

On February 12 and 13, 2025, respectively, the Company settled in advance Loan 4131 in the amount of U.S.$600,000 thousand, equivalent to R$3,462,660, and Debenture in the amount of U.S.$300,000 thousand, equivalent to R$1,733,640, acquired in February 2024 and December 2023, respectively.

With the early settlement of these debts, the Total Return Swap (“TRS”) and Time Deposit operations were also settled, which had been used to internalize debts, as per note 5.4 (a).

DISTRIBUTION OF VALE S.A. DIVIDENDS

On February 19, 2025, the Board of Directors of Vale S.A. approved remuneration to shareholders in the gross amount per share of R$2.141847479, deliberated as additional remuneration, to be paid on March 14, 2025, considering the shareholder base on March 7, 2025.

COSAN DEZ SHARE CAPITAL REDUCTION

On February 27, 2025, the Company received the amount of R$1,013,760 related to the capital reduction of Cosan Dez Participações S.A. that had been approved at the Extraordinary General Meeting on June 26, 2024.

ACQUISITION OF PREFERRED SHARES OF COSAN NOVE

On March 28, 2025, the Company acquired 1,087,179,567 preferred shares of Cosan Nove, previously held by Banco Itaú, for the amount of R$2,169,000. After the acquisition, the preferred shares were converted into common shares. As a result, the Company's stake in Cosan Nove increased to 87.30%.

ISSUE OF DEBENTURES

On March 12, 2025, Cosan issued non-convertible, unsecured debentures in the total amount of R$2,500,000, divided into three series. The first series in the amount of R$1,500,000 bears interest at CDI plus 0.60% per annum, maturing in January 2029. The second series, in the amount of R$500,000 bears interest at CDI plus 0.70% per annum, maturing in March 2030. The third series in the amount of R$500,000 bears interest at CDI plus 1.00% per annum, maturing in March 2032.

COMPASS

ISSUE OF DEBENTURES

On January 10, 2025, the indirect subsidiary Compagas raised, through the 5th issue of debentures, the amount of R$ 410,000 with interest corresponding to the accumulated variation of the average daily DI rates plus a spread of 0.50% p.a. and with maturity of the principal and interest on January 7, 2027, for payment in a single installment on the maturity date.

On February 18, 2025, TRSP Subsidiaries concluded the raising of the 2nd issue of simple, non-convertible debentures in the amount of R$800,000 with remuneration of IPCA + 7.4367% p.a., semi-annual interest and principal maturing between January 15, 2030 and January 15, 2033. The funds obtained from the issue will be used to reimburse costs, expenses or debts related to the project to build a liquefied natural gas regasification terminal located in the city of Santos.

On April 22, 2025, the Board of Directors of the indirect subsidiary Comgás approved the public offering of the 13th issuance of simple debentures, under a firm placement guarantee, not convertible into shares, of the unsecured type, in a single series (“Issuance”). The Issuance will be in the total amount of R$1,500,000, with semiannual interest at a rate equal to DI plus a spread of 0.45% per annum, maturing on May 15, 2028. The debentures have a term of 3 (three) years, and the net proceeds obtained from the issuance will be used for the early redemption of the 10th issuance of debentures.

MOOVE

PURCHASE AGREEMENT FOR DIPI HOLDINGS S.A

On September 29, 2024, the subsidiary CLE entered into a purchase and sale agreement to acquire 100% of the shares of DIPI Holdings S.A. for the price of R$410,000, of which R$310,000 in cash, which after debt and working capital adjustments on the closing date resulted in a disbursement of R$232,886, and R$100,000 to be paid in two installments up to 2027, related to the performance of the acquired company in the earn-out.

The group is made up of three operating companies: Pax Lubrificantes Ltda., Elvin Lubrificantes Industria e Comercio Ltda. and Lubripack Industria e Comercio Ltda., which manufacture and sell greases and lubricating oils for automotive and industrial use, as well as a plastic blow molding unit.

On January 2, 2025, the transaction was completed after all the purchase conditions were fully met. The Purchase Price Allocation (“PPA”) process is underway to evaluate the assets acquired and liabilities assumed.

RIO DE JANEIRO´S PLANT (FIRE INCIDENT)

On February 8, 2025, a fire incident occurred at the Industrial Complex (“CIG”) of the subsidiary CLE, located in Rio de Janeiro, Brazil.

The fire affected part of the production area and administrative offices, that were not operational on the day, representing 10% of the total complex area.

All emergency and risks protocols during the crisis have been put into practice immediately to control the incident and all containment measures through the execution of the Company’s contingency plan worked satisfactorily to minimize more serious damages, including our structure, local community and environmental. There were no victims or injured people in the incident and no material environmental or social impacts were identified.

The bulk operations for lubricants and base oils, tanks terminal, marine operations, pier operations, which represent around one third of production, did not have their operations affected and continue to operate regularly.

The Company has already started its continuity plan to reestablish the blending & filling operations.

  Financial evaluation resulting from the fire incident

a)    Operational disruption

Due to effective containment and safety measures, the fire was controlled and just the finished lubricants products manufacturing was impacted and is closed at the moment for inspections and assessments, thus maintaining the operation of the entire rest of the industrial complex – bulk operations for lubricants and base oils, tanks terminal, marine operations, pier operations – which is currently estimated to represent 30% to 35% of production.

As part of Company´s continuity and response plan for a crisis of this nature, there are essentially four counter measures, which are already in implementation: i) Reallocate blending & filling to Company´s affiliates; ii) Product availability and supply chain directly through our strategic alliance; iii) Production by third-party partners approved by the Company; iv) Safety Inventory Level spread across its distribution centers network.

b)    Insurance coverage

Due to the complexity of Moove's operating segment, all global operations have comprehensive insurance coverage, with policies covering operational risks, business interruption damage, civil liability and environmental liability. The company has started evaluating and carrying out inspections with insurance companies. The indemnity limit totals approximately R$1,200,000 for this incident in the affected region.

c)    Write-off of Assets

As a result of the event, Moove will record, in 2025, the write-off of the affected assets at the CIG lubricants plant, which are part of its South American cash-generating unit, impacting the balance sheet and income statement. The amount of the write-off/loss is being analyzed, with a current estimate of between R$190,413 and R$285,620 for inventory and fixed asset losses. Business interruption losses are not quantifiable at this time.

The company has hired a specialized company, which has mastery and knowledge of our operation, in order to carry out a physical inventory of the assets in the CIG that were damaged and of the entire perimeter that was not affected. The aim is to ascertain the real extent of the loss with greater precision, accurately identify the assets affected and catalog them, and measure the losses due to devaluation (cost value - accumulated depreciation), as provided for in IAS 36 - Impairment of Assets. In addition, the specialized company will issue a loss assessment report to support the appropriate accounting records. At the time of issuing these financial statements, the appraisal work had not been completed.

d)     Impairment Test and Operational Continuity

The Company reassessed the assumptions of its long-term financial modeling, considering the incident and reviewing scenarios with multiple variants, including stress tests. The main assumption tested was the volume of sales in liters, with a variation in the Compound Annual Growth Rate (“CAGR”) from 2.4% to 1.6% over 5 years. After this review and considering the information available, it is highly probable that there will be no need to recognize provisions for impairment on December 31, 2024. The Company maintains its operations on a going concern basis.

RAÍZEN

DISCONTINUATION OF THE RECURRING OPERATION OF THE COSTA PINTO SECOND GENERATION ETHANOL (“E2G”) PILOT PLANT (PLANT 1)

On January 17, 2025, the jointly controlled subsidiary Raízen announced that, as of the next harvest, starting on April 1, 2025, the Costa Pinto E2G pilot plant (Plant 1) located in Piracicaba in the state of São Paulo and inaugurated in 2015, will have its recurring operation discontinued and will start to operate as a unit dedicated to tests and future developments of the biofuel.

All the commercial commitments that were linked to the operation of Plant 1 will be performed through the Bonfim Plant (Plant 2), which is already operational, and the Univalem (Plant 3) and Barra (Plant 4) plants, which are in the commissioning phase and will start operating after obtaining the necessary authorizations.

RUMO

CORPORATE REORGANIZATION OF RUMO MALHA NORTE

On February 19, 2025, Rumo S.A. and Rumo Malha Norte S.A. informed their shareholders and the market in general that their respective Boards of Directors approved a potential corporate reorganization proposal to be submitted in due course for approval by the shareholders of the companies involved at their respective general meetings, as well as the constitution of special independent committees and the election of members to make up said committees, which will act in the negotiation of the exchange ratio involved in the potential corporate reorganization.

If and when approved, the corporate reorganization will optimize the corporate structure, through the incorporation of shares of minority shareholders (0.26% of the share capital) of Malha Norte by Rumo, resulting in the conversion of Malha Norte into a wholly-owned subsidiary of Rumo. The minority shareholders of Malha Norte who remain shareholders until the date of approval of the Corporate Reorganization by the respective general meetings of the companies involved will receive ordinary shares in Rumo, in proportion to their respective holdings in the share capital of Rumo Malha Norte.

ISSUE OF DEBENTURES

On March 28, 2025, the subsidiary Rumo Malha Paulista raised R$ 1,800,000 with the 8th issue of simple debentures, not convertible into shares, of the unsecured type, divided into two series, the first of which has an amount of R$ 434,949, with a rate of IPCA + 7.47% p.a., The first has a term of 12 years, half-yearly interest payments and amortization in the last two years, while the second is for R$ 1,365,051, with a rate of IPCA + 7.53% p.a., a term of 15 years, half-yearly interest payments and amortization in the last three years.